Income Taxes - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		€ 10.1
Domestic income tax rate	[1]	25.00%	25.00%	25.00%
Effective Income Tax Rate on Innovation Box Benefit		5.00%
Income tax adjustment with respect to prior years taxes		€ (40.9)	€ 6.6	€ (6.0)
Adjustments in respect of prior years' deferred taxes (in percentage)	[1]	1.70%	(0.40%)	0.40%
Liability for unrecognized tax benefits		€ (113.9)	€ (105.5)	€ (71.5)
Period of estimated changes to the liability for unrecognized tax benefits		12 months
Tax effect carry-forward losses		€ 5.7	8.5	21.1
Liability For Unrecognized Tax Benefits [Member]
Income Tax Disclosure [Line Items]
Accrued interest and penalties recorded in the Consolidated Balance Sheets		34.9	30.9
Accrued interest and penalties recorded in the Consolidated Statements of Operations		€ 4.2	5.8	€ 0.2
NID Stock in Belgium [Member]
Income Tax Disclosure [Line Items]
Period of offsetting net operating losses		7 years
Total amount of loss carry forward, tax basis		€ 0.0	6.5
Tax effect carry-forward losses		€ 0.0	€ 2.2
Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate on Innovation Box Benefit					7.00%

[1]	As a percentage of income before income taxes.